Loss Per Share - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Loss of the year attributable to Equity Holders	€ (17,204)	[1]	€ (28,632)	€ (37,427)
Weighted average number of shares outstanding	13,942,344		12,523,166	11,142,244
Earnings per share (non-fully diluted) in €	€ (1.23)		€ (2.29)	€ (3.36)
Outstanding warrants	1,488,006		1,292,380	731,229

[1]	For 2020, 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.